RESERVES, Movements in Foreign Currency Translation Reserve (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Movements in foreign currency translation reserve [Abstract]
Foreign currency translation reserve, Beginning balance	$ 318,122	$ 259,320	$ 317,222
Exchange differences arising on translation of foreign operations	(249,205)	58,802	(57,902)
Foreign currency translation reserve, Ending balance	$ 68,917	$ 318,122	$ 259,320